UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Prudential’s Financial Security Program

Semiannual Report

JUNE 30, 2005

Prudential’s Gibraltar Fund, Inc.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

IFS-A105489

T

his report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call 888-778-2888 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available on the website of the Commission at www.sec.gov and on the Fund’s website at www.irrc.com/prudential.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Planholders may obtain copies of Form N-Q filings by calling 888-778-2888.

Prudential’s Financial Security Program is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, both are Prudential Financial companies and members SIPC. Contract guarantees are based on the claims-paying ability of the issuing company.

Prudential’s Gibraltar Fund, Inc.

Semiannual Report

JUNE 30, 2005

Letter to Planholders

■	DEAR PLANHOLDER

We hope that you find the semiannual report for the Gibraltar Fund a valuable source of information about your investments. Your success is important to us.

With this in mind, we recommend that you periodically review your financial objectives with your investment professional. It is important to ensure that you have a diversified investment plan that reflects your reasons for investing, personal investment horizon, and risk tolerance. Diversification also can be a key to successful investing for retirement. By dividing your investments among a number of different investment options with varying behavior patterns, you may better position yourself for potential market fluctuations.

At Prudential, we are committed to helping you grow and protect your wealth by providing financial solutions that meet your needs—today and in the future. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr.

President,

Prudential’s Gibraltar Fund, Inc.	July 29, 2005

PRESIDENT

DAVID R. ODENATH, JR.

Fees and Expenses (unaudited)

As a contract owner investing in the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

		Beginning Fund Value January 1, 2005	Ending Fund Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Prudential’s Gibraltar Fund, Inc. (Class I)	Actual	$1,000.00	$988.99	0.61%	$3.01
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

* Fund’s expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

PRUDENTIAL’S GIBRALTAR FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $191,882,880)	$216,053,621
Cash	867
Receivable for investments sold	2,807,612
Interest and dividends receivable	153,118
Foreign tax reclaim receivable	13,425
Prepaid expenses	2,059

Total Assets	219,030,702

LIABILITIES
Payable for investments purchased	950,117
Management fee payable	103,307
Accrued expenses and other liabilities	90,929

Total Liabilities	1,144,353

NET ASSETS	$217,886,349

Net assets were comprised of:
Common stock, at $0.01 par value	$269,708
Paid-in capital, in excess of par	259,793,452

260,063,160
Undistributed net investment income	525,319
Accumulated net realized loss on investments	(66,872,871)
Net unrealized appreciation on investments	24,170,741

Net assets, June 30, 2005	$217,886,349

Net asset value and redemption price per share, 26,970,837 outstanding shares of common stock (authorized 75,000,000 shares)	$8.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $54,835 foreign withholding tax)	$1,004,283
Interest	121,075

1,125,358

EXPENSES
Management fee	611,149
Custodian’s fees and expenses	52,000
Audit fee	7,300
Directors’ fees	5,900
Insurance expenses	3,400
Legal fees and expenses	800
Interest expense (Note 5)	200
Miscellaneous	1,395

Total expenses	682,144
Less: custodian fee credit	(550)

Net expenses	681,594

NET INVESTMENT INCOME	443,764

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	17,545,625
Foreign currency transactions	70

17,545,695

Net change in unrealized depreciation on investments	(20,850,066)

NET LOSS ON INVESTMENTS	(3,304,371)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,860,607)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$443,764	$1,160,408
Net realized gain on investments	17,545,695	13,604,102
Net change in unrealized appreciation (depreciation) on investments	(20,850,066)	9,499,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,860,607)	24,264,164

DIVIDENDS:
Dividends from net investment income	—	(1,145,611)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [0 and 0 shares, respectively]	—	—
Capital stock issued in reinvestment of dividends [0 and 146,864 shares, respectively]	—	1,145,611
Capital stock repurchased [1,971,861 and 2,712,119 shares, respectively]	(15,641,601)	(20,333,715)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(15,641,601)	(19,188,104)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,502,208)	3,930,449
NET ASSETS:
Beginning of period	236,388,557	232,458,108

End of period (a)	$217,886,349	$236,388,557

(a) Includes undistributed net investment income of:	$525,319	$81,555

SEE NOTES TO FINANCIAL STATEMENTS.

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PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value (Note 1)
Beverages — 1.9%
PepsiCo, Inc.	77,700	$4,190,361

Biotechnology — 4.3%
Amgen, Inc.(a)	74,100	4,480,086
Genentech, Inc.(a)	60,600	4,864,968

		9,345,054

Capital Markets — 4.6%
Charles Schwab Corp. (The)	300,600	3,390,768
Goldman Sachs Group, Inc.	20,300	2,071,006
Merrill Lynch & Co., Inc.	81,900	4,505,319

		9,967,093

Communications Equipment — 4.0%
Cisco Systems, Inc.(a)	242,900	4,641,819
QUALCOMM, Inc.	122,900	4,056,929

		8,698,748

Computers & Peripherals — 3.7%
Apple Computer, Inc.(a)	98,900	3,640,509
Dell, Inc.(a)	112,000	4,425,120

		8,065,629

Consumer Finance — 3.1%
American Express Co.	126,900	6,754,887

Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	121,400	4,287,848

Energy Equipment & Services — 3.1%
Schlumberger, Ltd.	89,200	6,773,848

Food and Staples Retailing — 2.1%
Whole Foods Market, Inc.	38,400	4,542,720

Food Products — 1.8%
Cadbury Schweppes PLC ADR (United Kingdom)	105,200	4,032,316

Healthcare Equipment & Supplies — 3.7%
Alcon, Inc.	44,800	4,898,880
St. Jude Medical, Inc.(a)	71,900	3,135,559

		8,034,439

Healthcare Providers & Services — 7.6%
Caremark Rx, Inc.(a)	99,800	4,443,096
CIGNA Corp.	23,900	2,558,017
UnitedHealth Group, Inc.	88,400	4,609,176
WellPoint, Inc.(a)	71,800	5,000,152

		16,610,441

Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.(a)	63,600	3,285,576

Household Durables — 1.0%
D.R. Horton, Inc.	60,900	2,290,449

Household Products — 1.9%
Procter & Gamble Co.	78,600	4,146,150

Industrial Conglomerates — 3.9%
General Electric Co.	243,400	8,433,810

Internet & Catalog Retail — 1.8%
eBay, Inc.(a)	119,100	3,931,491

COMMON STOCKS
(Continued)	Shares	Value (Note 1)
Internet Software & Services — 4.3%
Google, Inc. (Class “A” Stock)(a)	17,800	$5,235,870
Yahoo!, Inc.(a)	121,400	4,206,510

		9,442,380

Multiline Retail — 5.0%
Federated Department Stores, Inc.	67,900	4,975,712
Target Corp.	107,700	5,859,957

		10,835,669

Oil, Gas & Consumable Fuels — 2.4%
Suncor Energy, Inc.	59,500	2,815,540
Total SA ADR (France)	20,200	2,360,370

		5,175,910

Personal Products — 2.5%
Estee Lauder Cos, Inc. (Class “A” Stock)	59,300	2,320,409
Gillette Co. (The)	62,900	3,184,627

		5,505,036

Pharmaceuticals — 6.9%
Eli Lilly & Co.	72,500	4,038,975
Novartis AG, ADR (Switzerland)	89,500	4,245,880
Pfizer, Inc.	158,400	4,368,672
Sanofi-Aventis ADR (France)	60,500	2,479,895

		15,133,422

Semiconductors & Semiconductor Equipment — 9.3%
Applied Materials, Inc.	283,000	4,578,940
Intel Corp.	249,600	6,504,576
Marvell Technology Group, Ltd.(a)	60,300	2,293,812
Texas Instruments, Inc.	244,400	6,860,308

		20,237,636

Software — 7.8%
Adobe Systems, Inc.	106,200	3,039,444
Computer Associates International, Inc.	882	24,237
Electronic Arts, Inc.(a)	84,000	4,755,240
Microsoft Corp.	169,500	4,210,380
NAVTEQ Corp.(a)	56,000	2,082,080
SAP AG, ADR (Germany)	64,700	2,801,510

		16,912,891

Specialty Retail — 4.6%
Chico’s FAS, Inc.(a)	151,300	5,186,564
Lowe’s Cos., Inc.	81,600	4,750,752

		9,937,316

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.(a)	82,200	2,759,454
NIKE, Inc. (Class “B” Stock)	32,600	2,823,160

		5,582,614

Wireless Telecommunication Services — 1.7%
Nextel Communications, Inc. (Class “A” Stock)(a)	117,700	3,802,887

TOTAL LONG-TERM INVESTMENTS (cost $191,785,880)		215,956,621

SEE NOTES TO FINANCIAL STATEMENTS.

B1

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

SHORT-TERM INVESTMENTS — 0.1%	Principal Amount (000)	Value (Note 1)
Repurchase Agreement
State Street Bank & Trust Co., 2.50%, 7/1/05(b) (cost $97,000)	$97	$97,000

TOTAL INVESTMENTS — 99.2% (cost $191,882,880; Note 4)		216,053,621
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,832,728

NET ASSETS — 100%		$217,886,349

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $97,007 due 7/1/2005. The value of the collateral including accrued interest was $100,357. Collateralized by United States Treasury or federal agency obligations.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Semiconductors & Semiconductor Equipment	9.3%
Software	7.8%
Healthcare Providers & Services	7.6%
Pharmaceuticals	6.9%
Multiline Retail	5.0%
Capital Markets	4.6%
Specialty Retail	4.6%
Biotechnology	4.3%
Internet Software & Services	4.3%
Communications Equipment	4.0%
Industrial Conglomerates	3.9%
Computers & Peripherals	3.7%
Healthcare Equipment & Supplies	3.7%
Energy Equipment & Services	3.1%
Consumer Finance	3.1%
Textiles, Apparel & Luxury Goods	2.6%
Personal Products	2.5%
Oil, Gas & Consumable Fuels	2.4%
Food and Staples Retailing	2.1%
Diversified Financial Services	2.0%
Beverages	1.9%
Household Products	1.9%
Food Products	1.8%
Internet & Catalog Retail	1.8%
Wireless Telecommunication Services	1.7%
Hotels, Restaurants & Leisure	1.5%
Houshold Durables	1.0%
Repurchase Agreement	0.1%

99.2%
Other assets in excess of liabilities	0.8%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B2

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

(Unaudited)

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate the net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Custody Fee Credits:    The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statements of operations.

Dividends and Distributions:    The fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally

C1

accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to it’s shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of receivable amounts, at the time the related income is earned.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2:	Management Fee and Other Transactions with Affiliates

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

For the six months ended June 30, 2005, Wachovia Securities, LLC, an affiliate of PI, earned $1,598 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

Note 3:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005 aggregated $109,762,467 and $124,567,077, respectively.

Note 4:	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$193,380,645	$26,804,110	$4,131,134	$22,672,976

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2004 of approximately $82,590,000 of which, $14,685,000 expires in 2009, $54,969,000 expires in 2010 and $12,936,000 expires in 2011. Approximately $11,873,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended December 31, 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund elected to treat net post-October foreign currency losses of $101 incurred in the two-month period ended December 31, 2004 as having occurred in the current fiscal year.

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Note 5:	Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the credit agreement. The commitment fee is accrued daily and payable quarterly and is allocated to the Funds pro rata based on net assets. The expiration date of the SCA is October 28, 2005.

The Fund utilized the line of credit during the six months ended June 30, 2005. The average balance is for the number of days the Fund had an outstanding balance.

Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate
$2,242,000	1	3.22%

C3

Financial Highlights

(Unaudited)

	Prudential’s Gibraltar Fund, Inc.
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.17		$7.38	$5.69	$7.79	$9.99	$15.67

Income From Investment Operations:
Net investment income	0.02		0.04	0.02	0.06	0.08	0.09
Net realized and unrealized gains (losses) on investments	(0.11)		0.79	1.69	(2.10)	(1.69)	0.25

Total from investment operations	(0.09)		0.83	1.71	(2.04)	(1.61)	0.34

Less Dividends & Distributions:
Dividends from net investment income	—		(0.04)	(0.02)	(0.06)	(0.08)	(0.09)
Distributions from net realized gains	—		—	—	—	(0.05)	(5.93)
Tax return of capital distributions	—		—	—	—	(0.46)	—

Total dividends and distributions	—		(0.04)	(0.02)	(0.06)	(0.59)	(6.02)

Net Asset Value, end of period	$8.08		$8.17	$7.38	$5.69	$7.79	$9.99

Total Investment Return(a)	(1.10)%		11.27%	29.99%	(26.23)%	(16.45)%	1.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$217.9		$236.4	$232.5	$200.2	$298.0	$423.5
Ratios to average net assets:
Expenses	0.61	%(b)	0.61%	0.63%	0.23%	0.13%	0.13%
Net investment income	0.40	%(b)	0.51%	0.26%	0.87%	0.87%	0.57%
Portfolio turnover rate	51	%(c)	74%	80%	89%	69%	82%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Prudential’s Gibraltar Fund, Inc.	Semiannual Report	June 30, 2005

Board of Directors

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

Delayne Dedrick Gold

Marketing Consultant

Robert F. Gunia

Executive Vice President and Chief Administrative Officer,

Prudential Investments LLC

W. Scott McDonald, Jr., Ph.D.

Management Consultant

Thomas T. Mooney

Chief Executive Officer,

The Rochester Business Alliance

Thomas M. O’Brien

President and Chief Executive Officer,

Atlantic Bank of New York

David R. Odenath, Jr.

President,

Prudential Annuities

John A. Pileski

Retired Tax Partner,

KPMG, LLP

F. Don Schwartz

Management Consultant

Prudential’s Gibraltar Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential’s Gibraltar Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). The Board, including all of the Independent Directors, met on March 8, 2005 and June 8, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on March 8, 2005 and June 8, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (“Jennison”), which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Prudential’s Gibraltar Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the third quartile over a one-year period, performance that was in the fourth quartile over a three-year period, and performance that was in the third quartile over a five-year period in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board expressed the view that the Fund’s performance had been disappointing, however, the Board noted that the Fund primarily invested in large capitalization stocks, which had fallen out of favor in the market over the past several years. The Board further noted that, more recently, the performance of large capitalization stocks had improved, and that the Fund’s performance during the fourth quarter of 2004 was in the first quartile.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s actual management fee of 0.550% ranked in the first quartile in its Lipper 15(c) Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale or how great they may be. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from Jennison, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

This report is not authorized for distribution unless preceded or accompanied by a current prospectus and current performance results. The prospectus contains complete information regarding risks and charges, and expenses, and should be read carefully before you invest or send money.

Variable annuities contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional.

For service-related questions, please contact the Annuity Service Center at (888) 778-2888.

The 2004 Audited Financial Statements of The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the Audited Financial Statements.

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IFS-A105489    FSP SAR    Ed. 06/30/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath
President and Principal Executive Officer

Date August 16, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 16, 2005

*	Print the name and title of each signing officer under his or her signature.